Redeemable Noncontrolling Interest (Rollforward) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance	$ 17.0	$ 18.6
Net income (loss)	0
Foreign currency translation	(0.3)	(1.6)
Balance	$ 16.7	$ 17.0